6. SALE OF ASSETS	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
SALE OF ASSETS

During the six months ended December 31, 2016 and 2015, the Company sold equipment that was previously written off for proceeds totaling $1,515 and $18,468, respectively, and recorded gains of $1,515 and $18,468, respectively, which are included within operating expenses in the accompanying consolidated statements of operations.

In fiscal year 2016, the Company sold equipment that was previously written off for proceeds totaling $32,707 and recorded a gain of $32,707.  In fiscal year 2015, the Company sold equipment that was previously written off for proceeds totaling $27,075 and recorded a gain of $27,075. These gains are included within operating expenses in the accompanying consolidated statements of operations.